Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2030 Fund - Fidelity Freedom Blend 2030 Fund - Premier Class	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 24
3 years	74
5 years	130
10 years	$ 293